EARNINGS (LOSS) PER SHARE (Details 2) (Stock options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock options
EARININGS PER SHARE
Anti-dilutive securities (in shares)	1,200	62,485